SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF FORTH REPORTING REVENUE INFORMATION

The following table sets forth reporting revenue information by geographic region:

	Six months ended		Three months ended
	June 30,		June 30,
	2026	2025	2026	2025
	Unaudited		Unaudited
Israel	104	104	74	74
Japan	105	75	-	31
USA	15	32	-	12
Other (*)	63	29	12	11
	287	240	86	128

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

SCHEDULE OF REVENUES MAIN CUSTOMERS

The following table is a summary of the distribution of revenues by main customers:

	Six months ended		Three months ended
	June 30,		June 30,
	2026	2025	2026	2025
	Unaudited		Unaudited
Customer A	104	104	74	74
Customer B	85	40	-	-
Customer C	50	11	-	11
	239	155	74	85